DISPOSAL OF SUBSIDIARY	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISPOSAL OF SUBSIDIARY

Note 23    DISPOSAL OF SUBSIDIARY

On June 5, 2025, the Company completed the sale of its wholly owned subsidiary, SY Culture, to an unrelated third party, Yuechi Technology Limited, for cash consideration of $550,000. As of June 30, 2025, $500,000 had been collected, with the remaining $50,000 received in July 2025.

At the transaction date, the carrying amounts of SY Culture’s assets and liabilities were as follows:

Cash and cash equivalents	$186,155
Accounts receivable	4,594
Prepaid expenses and other assets, net	188,836
Investment	27,802
Goodwill	230,015
Other payables and accrued liabilities	(70)
Net assets value	$637,332

The sale did not represent a strategic shift in the Company’s business and therefore did not qualify as a discontinued operation. A loss of $87,332 was recognized in other income (loss) in the Consolidated Statements of Operations and Comprehensive Loss.